Loans (Schedule Of Loans By Portfolio Segment) (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 16,230,166,000		$ 15,389,074,000		$ 16,708,582,000
Allowance for loan losses	232,448,000		253,809,000		276,963,000	384,351,000
Total net loans	15,997,718,000		15,135,265,000
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	9,007,286,000		7,923,576,000		8,796,956,000
Allowance for loan losses	67,011,000		86,446,000		96,191,000	130,413,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	1,277,717,000		1,133,279,000		1,168,235,000
Allowance for loan losses	18,574,000		10,603,000		19,997,000	55,586,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	5,048,071,000	[1]	5,333,371,000	[1]	5,688,703,000
Allowance for loan losses	113,011,000		126,785,000		128,949,000	165,077,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	538,961,000		662,242,000	[2]	765,583,000
Allowance for loan losses	19,122,000		22,491,000		24,928,000	26,194,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	358,131,000		336,606,000		289,105,000
Allowance for loan losses	14,730,000		7,484,000		6,898,000	7,081,000
Restricted And Secured Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	76,800,000		333,800,000
Restricted And Secured Permanent Mortgage Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income			$ 11,200,000

[1]

Balances as of December 31, 2014 and 2013, include $76.8 million and $333.8 million of restricted and secured real estate loans, respectively. See Note 22 - Variable Interest Entities for additional information.

[2]	Balance as of December 31, 2013, includes $11.2 million of restricted and secured real estate loans. See Note 22 - Variable Interest Entities for additional information.